Offerings - Offering: 1	May 01, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 31,935,395.93
Amount of Registration Fee	$ 4,889.31
Offering Note	The transaction value is calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the net asset value of the Trust as of August 1, 2025. The fee of $4,889.31 was paid in connection with the filing of the Schedule TO-I by BlackRock Alpha Strategies Fund (File No. 005-92613) on September 24, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The amount of filing fee is calculated at $153.10 per $1,000,000 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.